Royce ISI Prospectus | Royce Micro-Cap Discovery Fund
Royce Micro-Cap Discovery Fund
Investment Goal
Royce Micro-Cap Discovery Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Royce ISI Prospectus Royce Micro-Cap Discovery Fund Service Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee (as a percentage of amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Royce ISI Prospectus Royce Micro-Cap Discovery Fund Service Class
Management fees		1.00%
Distribution (12b-1) fees		0.25%
Other expenses		1.02%
Total annual Fund operating expenses		2.27%
Fee waivers and/or expense reimbursements	[1]	(0.78%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		1.49%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.49% through April 30, 2016 and at or below 1.99% through April 30, 2025.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example (USD $)	Royce ISI Prospectus Royce Micro-Cap Discovery Fund Service Class
1 Year	152
3 Years	576
5 Years	1,026
10 Years	2,277

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of micro-cap companies with stock market capitalizations up to $1 billion. Royce’s proprietary model for the Fund uses quantitative fundamental factors to make purchase and sale recommendations for its portfolio. Such model-generated recommendations are then evaluated by the Fund’s portfolio managers using both quantitative and qualitative portfolio analysis before investment decisions are implemented by the Fund’s portfolio managers. The model and the Fund’s portfolio managers use Royce’s value approach, focusing on such factors as strong balance sheets, cash flow levels, and various other measures of a company’s profitability.

   Normally, the Fund invests at least 80% of its net assets in equity securities of companies with stock market capitalizations up to $1 billion. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Micro-Cap Discovery Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

   The Fund is dependent on Royce for its success, and Royce in turn relies on both its proprietary model and the Fund’s portfolio managers. To the extent that the market for micro-cap securities does not reward those factors utilized by the model, the performance of the Fund may be negatively affected.

   The prices of micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2014 the Fund invested a significant portion of its assets in a limited number of securities. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may involve more risk to investors than a more broadly diversified portfolio of micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

   Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

   Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Microcap Index, the Fund’s benchmark index.

Calendar Year Total Returns Service Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 26.25% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -22.49% (quarter ended 12/31/08).

Annualized Total Returns As of 12/31/14 (%)

   The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Average Annual Returns Royce ISI Prospectus Royce Micro-Cap Discovery Fund	1 Year	5 Years	10 Years
Service Class	0.97%	10.50%	4.59%
After Taxes on Distributions Service Class	(2.67%)	9.50%	3.45%
After Taxes on Distributions and Sale of Fund Shares Service Class	2.62%	8.22%	3.50%
Russell Microcap Index (Reflects no deductions for fees, expenses, or taxes)	3.65%	16.14%	5.96%